Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Industrials Portfolio
March 31, 2024
VCY-NPRT1-0524
1.814650.119
Common Stocks - 99.4%
	Shares	Value ($)
Aerospace & Defense - 15.3%
Aerospace & Defense - 15.3%
Axon Enterprise, Inc. (a)	1,000	312,880
General Dynamics Corp.	16,600	4,689,334
Howmet Aerospace, Inc.	113,488	7,765,984
Lockheed Martin Corp.	5,348	2,432,645
The Boeing Co. (a)	50,309	9,709,134
TransDigm Group, Inc.	6,600	8,128,560
		33,038,537
Air Freight & Logistics - 4.1%
Air Freight & Logistics - 4.1%
FedEx Corp.	30,300	8,779,122
Building Products - 9.4%
Building Products - 9.4%
Carlisle Companies, Inc.	7,496	2,937,308
Fortune Brands Innovations, Inc.	16,600	1,405,522
Johnson Controls International PLC	40,864	2,669,236
Simpson Manufacturing Co. Ltd.	12,230	2,509,351
The AZEK Co., Inc. (a)	62,400	3,133,728
Trane Technologies PLC	25,224	7,572,245
		20,227,390
Commercial Services & Supplies - 3.0%
Diversified Support Services - 0.8%
Cintas Corp.	2,400	1,648,872
Environmental & Facilities Services - 2.2%
Waste Connections, Inc. (United States)	27,700	4,764,677
TOTAL COMMERCIAL SERVICES & SUPPLIES		6,413,549
Construction & Engineering - 4.2%
Construction & Engineering - 4.2%
Comfort Systems U.S.A., Inc.	3,300	1,048,443
Quanta Services, Inc.	17,200	4,468,560
Willscot Mobile Mini Holdings (a)	73,800	3,431,700
		8,948,703
Construction Materials - 2.3%
Construction Materials - 2.3%
Eagle Materials, Inc.	18,332	4,981,721
Electrical Equipment - 8.6%
Electrical Components & Equipment - 8.6%
AMETEK, Inc.	19,300	3,529,970
Eaton Corp. PLC	24,224	7,574,360
Regal Rexnord Corp.	35,171	6,334,297
Vertiv Holdings Co.	13,400	1,094,378
		18,533,005
Ground Transportation - 16.1%
Cargo Ground Transportation - 7.4%
Knight-Swift Transportation Holdings, Inc. Class A	92,800	5,105,856
Saia, Inc. (a)	12,500	7,312,500
XPO, Inc. (a)	29,200	3,563,276
		15,981,632
Passenger Ground Transportation - 3.0%
Uber Technologies, Inc. (a)	84,100	6,474,859
Rail Transportation - 5.7%
CSX Corp.	25,736	954,034
Union Pacific Corp.	45,800	11,263,594
		12,217,628
TOTAL GROUND TRANSPORTATION		34,674,119
Household Durables - 0.3%
Homebuilding - 0.3%
TopBuild Corp. (a)	1,500	661,095
Industrial Conglomerates - 6.9%
Industrial Conglomerates - 6.9%
General Electric Co.	84,356	14,807,008
Machinery - 22.9%
Agricultural & Farm Machinery - 1.2%
Deere & Co.	6,200	2,546,588
Construction Machinery & Heavy Transportation Equipment - 1.9%
Caterpillar, Inc.	11,600	4,250,588
Industrial Machinery & Supplies & Components - 19.8%
Chart Industries, Inc. (a)(b)	25,980	4,279,426
Dover Corp.	37,540	6,651,713
Fortive Corp.	54,292	4,670,198
Ingersoll Rand, Inc.	109,032	10,352,588
ITT, Inc.	53,200	7,236,796
Parker Hannifin Corp.	16,980	9,437,314
		42,628,035
TOTAL MACHINERY		49,425,211
Professional Services - 3.0%
Research & Consulting Services - 3.0%
KBR, Inc.	44,600	2,839,236
Leidos Holdings, Inc.	28,428	3,726,627
		6,565,863
Trading Companies & Distributors - 3.3%
Trading Companies & Distributors - 3.3%
United Rentals, Inc.	2,700	1,946,997
W.W. Grainger, Inc.	3,064	3,117,007
Watsco, Inc.	4,600	1,987,062
		7,051,066
TOTAL COMMON STOCKS (Cost $152,227,237)		214,106,389

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,316,555	1,316,818
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	4,066,468	4,066,875
TOTAL MONEY MARKET FUNDS (Cost $5,383,693)		5,383,693

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $157,610,930)	219,490,082
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(4,032,814)
NET ASSETS - 100.0%	215,457,268

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,179,923	12,588,160	12,451,265	13,922	-	-	1,316,818	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	7,799,076	3,732,201	215	-	-	4,066,875	0.0%
Total	1,179,923	20,387,236	16,183,466	14,137	-	-	5,383,693

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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